Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net income		€ 5,883.2	€ 3,553.7	€ 2,592.3
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	[1]	471.0	490.8	448.5
Impairment and loss (gain) on disposal		(15.9)	5.5	7.8
Share-based compensation expense		117.5	53.9	74.6
Gain on sale of subsidiaries		(213.7)	0.0	0.0
Inventory reserves		180.7	192.4	221.5
Deferred tax expense (benefit)		(419.6)	(211.3)	(236.8)
Equity method investments	[2]	(49.8)	11.0	56.9
Changes in assets and liabilities:
Accounts receivable, net		(1,754.9)	507.5	(255.0)
Finance receivables, net		542.3	(1,125.4)	(95.3)
Inventories		(483.2)	(706.7)	(404.7)
Other assets		(222.2)	(75.1)	(199.1)
Accrued and other liabilities		347.6	47.5	82.1
Accounts payable		718.6	334.3	(12.1)
Current tax assets and liabilities		214.4	131.5	(202.6)
Contract assets and liabilities		5,529.8	1,418.0	1,198.3
Net cash provided by operating activities		10,845.8	4,627.6	3,276.4
Cash Flows from Investing Activities
Purchase of property, plant and equipment	[3]	(900.7)	(962.0)	(766.6)
Purchase of intangible assets		(39.6)	(38.8)	(119.3)
Purchase of short-term investments		(1,162.7)	(1,475.5)	(1,291.5)
Maturity of short-term investments		1,826.4	1,359.1	1,019.0
Loans issued and other investments		(124.4)	(12.2)	0.9
Proceeds from sale of subsidiaries (net of cash disposed of)		329.0	0.0	0.0
Acquisition of subsidiaries (net of cash acquired)		0.0	(222.8)	0.0
Net cash used in investing activities		(72.0)	(1,352.2)	(1,157.5)
Cash Flows from Financing Activities
Dividend paid		(1,368.3)	(1,066.4)	(1,325.7)
Purchase of treasury shares		(8,560.3)	(1,207.5)	(410.0)
Net proceeds from issuance of shares		49.0	37.9	27.2
Net proceeds from issuance of notes, net of issuance costs		0.0	1,486.3	0.0
Repayment of debt and finance lease obligations		(12.1)	(3.3)	(3.8)
Net cash used in financing activities		(9,891.7)	(753.0)	(1,712.3)
Net cash flows		882.1	2,522.4	406.6
Effect of changes in exchange rates on cash		20.3	(5.3)	4.6
Net increase (decrease) in cash and cash equivalents		902.4	2,517.1	411.2
Cash and cash equivalents at beginning of the year		6,049.4	3,532.3	3,121.1
Cash and cash equivalents at end of the year		6,951.8	6,049.4	3,532.3
Supplemental Disclosures of Cash Flow Information:
Unpaid portion of property, plant & equipment excluded in investing activities		29.3	(46.9)	85.9
Interest received		36.6	32.1	38.9
Interest paid		(83.0)	(64.1)	(59.9)
Income taxes paid, net of refunds		€ (1,235.0)	€ (650.2)	€ (678.7)

[1]	Depreciation and amortization includes depreciation of property, plant and equipment, amortization of intangible assets, depreciation of right-of-use assets, amortization of underwriting commissions and discount related to the bonds and credit facility.
[2]	Equity method investments includes the profit and dividends received from our equity method investment, as well as the capitalization of R&D and supply chain support funding in 2019 and 2020 as disclosed in note 26. Related parties and variable interest entities. The dividend received is a cash inflow in 2021 of €168.0 million (2020: €128.1 million, 2019: €99.9 million).
[3]	In 2021, an amount of €69.2 million (2020: €203.7 million, 2019: €184.1 million) was included in purchase of property, plant and equipment which relates to funding provided for facilities and tooling to our equity method investment, which was initially recognized as part of the other assets.